John Hancock
Premium Dividend Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Preferred securities 79.6% (50.2% of Total investments)		$495,864,273
(Cost $504,405,809)
Communication services 3.4%		21,473,400
Diversified telecommunication services 0.4%
Qwest Corp., 6.125%	107,500	2,564,950
Wireless telecommunication services 3.0%
Telephone & Data Systems, Inc., 5.875% (A)	100,000	2,486,000
Telephone & Data Systems, Inc., 6.625% (A)	285,000	7,350,150
Telephone & Data Systems, Inc., 6.875% (A)	170,000	4,299,300
U.S. Cellular Corp., 6.950% (A)	185,000	4,773,000
Consumer discretionary 1.2%		7,484,400
Internet and direct marketing retail 1.2%
QVC, Inc., 6.250%	330,000	7,484,400
Consumer staples 3.0%		18,388,500
Food products 3.0%
Ocean Spray Cranberries, Inc., 6.250% (B)	224,250	18,388,500
Energy 0.8%		5,229,000
Oil, gas and consumable fuels 0.8%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,229,000
Financials 16.0%		99,345,394
Banks 7.7%
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (A)(C)	240,650	6,832,054
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (A)	188,000	4,726,320
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (A)	311,600	8,456,824
Truist Financial Corp., Series F, 5.200% (A)(C)	130,000	3,302,000
Truist Financial Corp., Series G, 5.200% (A)(C)	110,000	2,790,700
U.S. Bancorp, 5.150%	335,000	8,689,900
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (A)(C)	351,000	9,378,720
Wells Fargo & Company, 6.000% (A)	33,825	877,759
Wells Fargo & Company, 7.500%	2,000	2,703,000
Capital markets 3.9%
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	249,227	7,038,170
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (A)(C)	430,025	12,363,219
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%) (A)	25,000	684,500
The Bank of New York Mellon Corp., 5.200%	157,000	4,012,920
Insurance 4.4%
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	211,825	5,280,797
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	284,213	7,406,591
Brighthouse Financial, Inc., 6.600%	125,485	3,320,333
Prudential Financial, Inc., 5.750% (A)	50,000	1,303,000
Prudential PLC, 6.750% (A)	150,000	4,090,496
W.R. Berkley Corp., 5.625%	240,351	6,088,091
Information technology 2.4%		14,831,830
Semiconductors and semiconductor equipment 2.4%
Broadcom, Inc., 8.000%	13,000	14,831,830
2	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Real estate 2.3%		$14,618,186
Equity real estate investment trusts 2.3%
American Homes 4 Rent, 6.500%	175,000	4,572,750
Diversified Healthcare Trust, 5.625%	554,690	10,045,436
Utilities 50.5%		314,493,563
Electric utilities 25.4%
Duke Energy Corp., 5.125%	192,458	4,969,266
Duke Energy Corp., 5.750% (A)(C)	160,000	4,561,600
Interstate Power & Light Company, 5.100%	1,154,700	29,410,209
NextEra Energy Capital Holdings, Inc., 5.125%	185,000	4,700,850
NextEra Energy, Inc., 5.279%	280,000	13,563,200
NSTAR Electric Company, 4.250%	13,347	1,314,680
NSTAR Electric Company, 4.780%	100,000	10,201,000
PG&E Corp., 5.500% (A)(C)	100,000	10,025,000
PPL Capital Funding, Inc., 5.900% (A)	1,150,320	29,597,734
SCE Trust II, 5.100% (A)	1,097,000	26,503,520
The Southern Company, 6.750%	485,000	22,368,200
Union Electric Company, 3.700% (A)	12,262	1,118,658
Gas utilities 2.5%
South Jersey Industries, Inc., 7.250%	259,200	10,256,544
Spire, Inc., 5.900% (A)	183,775	5,017,058
Multi-utilities 22.6%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	300,000	8,118,000
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	571,150	15,620,953
CenterPoint Energy, Inc., 7.000%	950,000	34,342,500
Dominion Energy, Inc., 7.250%	314,850	32,741,252
DTE Energy Company (Callable 9-1-20), 5.250%	184,987	4,750,466
DTE Energy Company, 6.250%	237,000	10,686,330
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	352,044	8,950,843
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	250,000	6,862,500
Sempra Energy, 5.750% (A)	45,000	1,211,400

Sempra Energy, 6.750%	170,000	17,601,800
Common stocks 52.6% (33.1% of Total investments)		$327,186,787
(Cost $274,352,866)
Communication services 4.2%		25,842,300
Diversified telecommunication services 4.2%
AT&T, Inc. (A)(C)	485,000	14,346,300
Verizon Communications, Inc. (A)(C)	200,000	11,496,000
Consumer staples 1.1%		7,066,520
Tobacco 1.1%
Philip Morris International, Inc. (A)(C)	92,000	7,066,520
Energy 10.0%		62,173,702
Oil, gas and consumable fuels 10.0%
BP PLC, ADR	705,950	15,559,138
Enbridge, Inc.	281,200	8,998,400
Kinder Morgan, Inc.	819,001	11,547,914
ONEOK, Inc.	300,000	8,373,000
The Williams Companies, Inc. (A)(C)	925,000	17,695,250
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	3

	Shares	Value
Financials 4.0%		$24,562,325
Banks 0.9%
PacWest Bancorp	295,000	5,391,125
Capital markets 3.1%
Ares Management Corp., Class A	480,000	19,171,200
Utilities 33.3%		207,541,940
Electric utilities 23.1%
Alliant Energy Corp. (A)	329,000	17,716,650
American Electric Power Company, Inc. (A)(C)	200,000	17,376,000
Duke Energy Corp. (A)(C)	270,000	22,879,800
Entergy Corp. (A)(C)	60,000	6,307,800
Eversource Energy (A)(C)	238,264	21,460,438
FirstEnergy Corp.	325,000	9,425,000
OGE Energy Corp. (A)(C)	400,000	13,160,000
Pinnacle West Capital Corp.	50,000	4,154,000
PPL Corp. (A)(C)	660,000	17,569,200
Xcel Energy, Inc. (A)(C)	200,000	13,808,000
Gas utilities 1.1%
UGI Corp. (A)(C)	200,000	6,668,000
Multi-utilities 9.1%
Black Hills Corp. (A)(C)	200,000	11,572,000
Dominion Energy, Inc. (A)(C)	80,000	6,482,400
DTE Energy Company	160,000	18,500,800
National Grid PLC, ADR	164,166	9,703,852
NiSource, Inc.	440,000	10,758,000

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 26.6% (16.7% of Total investments)				$165,287,769
(Cost $164,028,712)
Consumer discretionary 1.5%				9,487,141
Automobiles 1.5%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (A)(C)(D)	6.500	09-30-28	10,046,000	9,487,141
Energy 0.7%				3,960,000
Oil, gas and consumable fuels 0.7%
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (A)	6.250	03-01-78	4,000,000	3,960,000
Financials 21.3%				132,587,343
Banks 16.3%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (A)(C)(D)	5.875	03-15-28	4,500,000	4,792,500
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)(D)	7.000	08-16-28	15,590,000	17,363,363
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (A)(D)	7.375	08-19-25	14,400,000	16,002,000
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (A)(D)	6.125	11-15-20	2,300,000	2,294,250
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (A)(D)	6.000	07-06-23	18,000,000	16,267,500
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (A)(D)	6.375	04-06-24	2,500,000	2,410,763
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (A)(C)(D)	5.625	07-01-25	4,000,000	4,271,200
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (A)(D)	6.500	03-23-28	10,000,000	10,100,000
4	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (A)(C)(D)	5.625	07-15-30	4,000,000	$4,414,920
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (A)(D)	5.700	04-15-23	3,000,000	2,790,000
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(D)	6.750	02-01-24	7,334,000	8,128,492
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(D)	7.500	06-27-24	9,750,000	10,286,250
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(C)(D)	5.900	06-15-24	2,000,000	2,031,922
Capital markets 1.6%
The Bank of New York Mellon Corp. (4.700% to 9-20-25, then 5 Year CMT + 4.358%) (A)(C)(D)	4.700	09-20-25	4,000,000	4,331,120
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (A)(D)	5.375	06-01-25	5,300,000	5,803,500
Consumer finance 0.9%
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (A)(C)(D)	6.125	06-23-25	5,500,000	5,845,400
Insurance 2.5%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (A)(D)	6.000	06-01-25	5,500,000	5,781,875
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (A)(B)(D)	7.000	05-13-25	11,549,000	9,672,288
Utilities 3.1%				19,253,285
Electric utilities 0.3%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (A)(D)	6.250	02-01-22	1,750,000	1,732,500
Multi-utilities 2.8%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (A)(D)	6.125	09-01-23	9,000,000	8,943,750
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%) (A)(C)	4.750	06-01-50	5,750,000	6,139,535
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (A)(D)	5.650	06-15-23	2,500,000	2,437,500
Total investments (Cost $942,787,387) 158.8%				$988,338,829
Other assets and liabilities, net (58.8%)				(365,798,236)
Total net assets 100.0%				$622,540,593

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-20 was $487,258,215. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $194,500,936.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 7-31-20, and is a component of the fund's leverage under the Liquidity Agreement.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
The fund had the following country composition as a percentage of total investments on 7-31-20:
United States	86.6%
United Kingdom	5.0%
Canada	4.2%
France	3.4%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	5

Other countries	0.8%
TOTAL	100.0%
6	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	860	Short	Sep 2020	$(119,437,385)	$(120,467,188)	$(1,029,803)
						$(1,029,803)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	96,000,000	USD	Fixed 2.136%	USD 3 month LIBOR BBA(a)	Semi Annual	Quarterly	Oct 2022	—	$(4,735,033)	$(4,735,033)
								—	$(4,735,033)	$(4,735,033)

(a)	At 7-31-20, the 3 month LIBOR was 0.249%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$21,473,400	$21,473,400	—	—
Consumer discretionary	7,484,400	7,484,400	—	—
Consumer staples	18,388,500	—	$18,388,500	—
Energy	5,229,000	5,229,000	—	—
Financials	99,345,394	99,345,394	—	—
Information technology	14,831,830	14,831,830	—	—
Real estate	14,618,186	14,618,186	—	—
Utilities	314,493,563	304,424,062	10,069,501	—
Common stocks	327,186,787	327,186,787	—	—
Corporate bonds	165,287,769	—	165,287,769	—
Total investments in securities	$988,338,829	$794,593,059	$193,745,770	—
Derivatives:
Liabilities
Futures	$(1,029,803)	$(1,029,803)	—	—
Swap contracts	(4,735,033)	—	$(4,735,033)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
8	|